Accounts receivable from card issuers	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Receivables [abstract]
Accounts receivable from card issuers	Accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers regarding the transactions of clients with card holders, performed in the ordinary course of business. Accounts receivable are generally due within 12 months, therefore are all classified as current.

	2021	2020

Accounts receivable from card issuers (a)	18,865,658	16,031,948
Accounts receivable from other acquirers (b)	436,035	287,972
Allowance for expected credit losses	(15,103)	(12,765)
	19,286,590	16,307,155

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
As of December 31, 2021, R$2,363,476 of the total Accounts receivable from card issuers are held by FIDC AR III (December 31, 2020 – R$4,437,285 held by FIDC AR II and FIDC AR III). Accounts receivable held by FIDCs guarantee the obligations to FIDC quota holders. Accounts receivable from card issuers in the amount of R$451,618 (December 31, 2020 – R$450,217) guarantee the liability with debentures.
The movement in the allowance for expected credit losses of accounts receivable from card issuers is as follows:

	2021	2020

At January 1	12,765	7,236
Charge for the year	8,820	6,626
Reversal	(6,482)	(1,097)
At December 31	15,103	12,765
Impairment and risk exposure
In addition to complying with the criteria and policies of card associations for accreditation, the Group has a specific policy setting guidelines and procedures for the accreditation and maintenance process of the clients. The Group records an allowance for expected credit losses of accounts receivable from card issuers based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Notes 3.6.1.4 and 4.1.1 for further details.
Information about the credit quality of accounts receivable and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 26.